Aptus Large Cap Enhanced Yield ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 93.1%	Shares	Value
Basic Materials - 1.4%
Air Products and Chemicals, Inc. (a)	1,112	$320,123
Albemarle Corporation (a)	352	23,883
DuPont de Nemours, Inc. (a)	1,541	110,798
Ecolab, Inc. (a)	1,484	388,452
Freeport-McMoRan, Inc. (a)	5,393	217,014
Linde PLC (a)	2,338	1,076,088
LyondellBasell Industries NV - Class A (a)	1,121	64,940
Mosaic Company (a)	5,518	198,703
Newmont Corporation (a)	2,622	162,826
Nucor Corporation (a)	936	133,914
PPG Industries, Inc. (a)	834	87,987
Sherwin-Williams Company (a)	1,223	404,666
Southern Copper Corporation	2,068	194,686
		3,384,080

Communications - 15.7%
Airbnb, Inc. - Class A (a)(b)	1,946	257,670
Alphabet, Inc. - Class A (a)	47,280	9,073,032
Amazon.com, Inc. (a)(b)	42,253	9,891,850
Arista Networks, Inc. (a)(b)	4,640	571,741
AT&T, Inc. (a)	32,073	879,121
Booking Holdings, Inc. (a)	144	792,585
CDW Corporation (a)	402	70,101
Cisco Systems, Inc. (a)	17,843	1,214,751
Comcast Corporation - Class A (a)	22,315	741,527
Corning, Inc. (a)	2,866	181,246
eBay, Inc. (a)	1,744	160,012
MercadoLibre, Inc. (a)(b)	31	73,591
Meta Platforms, Inc. - Class A (a)	9,790	7,571,978
Motorola Solutions, Inc. (a)	607	266,461
Netflix, Inc. (a)(b)	1,901	2,204,019
Palo Alto Networks, Inc. (a)(b)	2,332	404,835
T-Mobile US, Inc. (a)	1,793	427,469
Trade Desk, Inc. - Class A (a)(b)	1,814	157,745
Uber Technologies, Inc. (a)(b)	9,181	805,633
VeriSign, Inc. (a)	322	86,576
Verizon Communications, Inc. (a)	18,648	797,388
Walt Disney Company (a)	8,087	963,242
Warner Bros Discovery, Inc. (a)(b)	8,180	107,731
		37,700,304

Consumer, Cyclical - 7.3%
Aptiv PLC (a)(b)	919	63,080
AutoZone, Inc. (a)(b)	59	222,334
Carnival Corporation (a)(b)	4,170	124,141
Casey's General Stores, Inc.	70	36,409
Chipotle Mexican Grill, Inc. (a)(b)	4,066	174,350
Copart, Inc. (a)(b)	3,663	166,044
Costco Wholesale Corporation (a)	1,969	1,850,151
Cummins, Inc. (a)	421	154,768
D.R. Horton, Inc. (a)	1,241	177,265
Delta Air Lines, Inc. (a)	2,087	111,049
Dollar General Corporation (a)	1,323	138,783
Fastenal Company (a)	3,932	181,383
Ferguson Enterprises, Inc.	663	148,068
Ford Motor Company (a)	15,014	166,205
General Motors Company (a)	5,076	270,754
Genuine Parts Company (a)	402	51,810
Hilton Worldwide Holdings, Inc. (a)	939	251,727
Home Depot, Inc. (a)	4,407	1,619,617
Las Vegas Sands Corporation (a)	2,633	137,969
Lennar Corporation - Class A (a)	955	107,132
Live Nation Entertainment, Inc. (a)(b)	690	101,913
Lowe's Companies, Inc. (a)	2,534	566,526
Marriott International, Inc. - Class A (a)	1,124	296,545
McDonald's Corporation (a)	3,195	958,724
Mobileye Global, Inc. - Class A (b)	2,618	37,280
NIKE, Inc. - Class B (a)	6,738	503,261
O'Reilly Automotive, Inc. (a)(b)	4,320	424,742
PACCAR, Inc. (a)	2,827	279,195
Pool Corporation (a)	80	24,651
PulteGroup, Inc. (a)	387	43,700
Ross Stores, Inc. (a)	1,757	239,901
Royal Caribbean Cruises, Ltd. (a)	870	276,547
Southwest Airlines Company (a)	1,787	55,272
Starbucks Corporation (a)	4,590	409,244
Target Corporation (a)	1,724	173,262
Tesla, Inc. (a)(b)	12,569	3,874,646
TJX Companies, Inc. (a)	4,727	588,653
Tractor Supply Company (a)	3,343	190,384
Ulta Beauty, Inc. (a)(b)	110	56,651
United Airlines Holdings, Inc. (a)(b)	946	83,541
W.W. Grainger, Inc. (a)	114	118,508
Walmart, Inc. (a)	19,198	1,881,020
Yum! Brands, Inc. (a)	1,000	144,150
		17,481,355

Consumer, Non-cyclical - 12.7%
Abbott Laboratories (a)	7,669	967,751
AbbVie, Inc. (a)	7,899	1,493,069
Agilent Technologies, Inc. (a)	1,512	173,593
Align Technology, Inc. (a)(b)	278	35,865
Altria Group, Inc. (a)	6,689	414,317
Amgen, Inc. (a)	2,072	611,447
Automatic Data Processing, Inc. (a)	1,687	522,127
Avery Dennison Corporation (a)	340	57,042
Baxter International, Inc. (a)	1,672	36,383
Becton Dickinson & Company (a)	1,253	223,347
Biogen, Inc. (a)(b)	558	71,424
Booz Allen Hamilton Holding Corporation	371	39,819
Boston Scientific Corporation (a)(b)	6,833	716,918
Bristol-Myers Squibb Company (a)	8,657	374,935
Cardinal Health, Inc. (a)	839	130,230
Cencora, Inc. (a)	690	197,395
Centene Corporation (a)(b)	2,878	75,029
Church & Dwight Company, Inc. (a)	834	78,204
Cigna Group (a)	1,181	315,776
Cintas Corporation (a)	1,418	315,576
Clorox Company (a)	361	45,327
Coca-Cola Company (a)	27,455	1,863,920
Colgate-Palmolive Company (a)	3,093	259,348
Corpay, Inc. (b)	164	52,980
Corteva, Inc. (a)	2,607	188,043
CVS Health Corporation (a)	5,108	317,207
Danaher Corporation (a)	2,609	514,390
Dexcom, Inc. (a)(b)	2,312	186,740
Edwards Lifesciences Corporation (a)(b)	3,092	245,227
Elevance Health, Inc. (a)	1,096	310,256
Eli Lilly & Company (a)	3,512	2,599,126
Equifax, Inc. (a)	371	89,125
GE HealthCare Technologies, Inc. (a)	1,504	107,265
General Mills, Inc. (a)	2,106	103,152
Gilead Sciences, Inc. (a)	5,100	572,679
Global Payments, Inc.	886	70,836
GRAIL, Inc. (b)	77	2,634
HCA Healthcare, Inc. (a)	1,239	438,594
Hershey Company (a)	1,132	210,699
Hormel Foods Corporation (a)	1,758	49,382
Humana, Inc. (a)	573	143,176
IDEXX Laboratories, Inc. (a)(b)	305	162,965
Illumina, Inc. (b)	556	57,107
Intuitive Surgical, Inc. (a)(b)	1,573	756,755
IQVIA Holdings, Inc. (a)(b)	678	126,013
Johnson & Johnson (a)	10,757	1,772,108
Kellanova (a)	1,121	89,489
Kenvue, Inc. (a)	11,656	249,905
Keurig Dr Pepper, Inc. (a)	3,342	109,116
Kimberly-Clark Corporation (a)	1,218	151,787
Kraft Heinz Company (a)	4,581	125,794
Kroger Company (a)	2,374	166,417
McCormick & Company, Inc.	871	61,519
McKesson Corporation (a)	619	429,301
Medtronic PLC (a)	5,324	480,438
Merck & Company, Inc. (a)	11,166	872,288
Moderna, Inc. (a)(b)	1,404	41,502
Molina Healthcare, Inc. (a)(b)	126	19,892
Mondelez International, Inc. - Class A (a)	5,419	350,555
Monster Beverage Corporation (a)(b)	6,081	357,259
Moody's Corporation	656	338,319
PayPal Holdings, Inc. (b)	4,170	286,729
Pfizer, Inc. (a)	25,393	591,403
Philip Morris International, Inc. (a)	6,938	1,138,179
Procter & Gamble Company (a)	10,438	1,570,606
Quanta Services, Inc. (a)	428	173,824
Regeneron Pharmaceuticals, Inc. (a)	383	208,911
ResMed, Inc. (a)	419	113,943
S&P Global, Inc.	1,418	781,460
Solventum Corporation (a)(b)	451	32,183
STERIS PLC (a)	313	70,891
Stryker Corporation (a)	1,391	546,287
Sysco Corporation (a)	1,724	137,230
Thermo Fisher Scientific, Inc. (a)	1,497	700,117
Tyson Foods, Inc. - Class A (a)	1,128	58,994
United Rentals, Inc. (a)	155	136,856
UnitedHealth Group, Inc. (a)	4,127	1,029,934
Verisk Analytics, Inc. (a)	857	238,854
Vertex Pharmaceuticals, Inc. (a)(b)	963	439,966
West Pharmaceutical Services, Inc. (a)	373	89,244
WK Kellogg Company	280	6,454
Zimmer Biomet Holdings, Inc. (a)	656	60,122
Zoetis, Inc. (a)	1,826	266,213
		30,617,282

Energy - 3.0%
Baker Hughes Company (a)	3,777	170,154
Chevron Corporation (a)	8,474	1,284,997
ConocoPhillips (a)	5,608	534,667
Coterra Energy, Inc. (a)	2,548	62,146
Devon Energy Corporation (a)	2,252	74,811
EOG Resources, Inc. (a)	2,782	333,896
Exxon Mobil Corporation (a)	25,108	2,803,057
Kinder Morgan, Inc. (a)	8,421	236,293
Marathon Petroleum Corporation (a)	2,034	346,166
Occidental Petroleum Corporation (a)	3,064	134,632
ONEOK, Inc. (a)	1,498	123,001
Phillips 66 (a)	1,693	209,221
Schlumberger NV (a)	7,686	259,787
Targa Resources Corporation (a)	680	113,159
Valero Energy Corporation (a)	1,275	175,070
Williams Companies, Inc. (a)	4,553	272,952
		7,134,009

Financial - 13.1%
Aflac, Inc.	2,911	289,237
Alexandria Real Estate Equities, Inc. (a)	558	42,648
Allstate Corporation	883	179,470
American Express Company	2,509	750,969
American Homes 4 Rent - Class A	1,759	61,020
American International Group, Inc.	3,705	287,619
American Tower Corporation (a)	2,110	439,703
Ameriprise Financial, Inc.	332	172,039
Aon PLC - Class A	884	314,448
Apollo Global Management, Inc.	983	142,850
Arch Capital Group, Ltd.	1,229	105,768
Arthur J. Gallagher & Company	939	269,728
AvalonBay Communities, Inc. (a)	590	109,905
Bank of America Corporation	29,580	1,398,247
Bank of New York Mellon Corporation	2,780	282,031
Berkshire Hathaway, Inc. - Class B (b)	8,178	3,859,035
Blackrock, Inc.	593	655,864
Blackstone, Inc.	4,504	779,012
Brown & Brown, Inc.	906	82,781
Capital One Financial Corporation	2,255	484,825
CBRE Group, Inc. - Class A (a)(b)	981	152,781
Charles Schwab Corporation	5,978	584,230
Chubb, Ltd.	1,675	445,617
Citigroup, Inc.	7,288	682,886
CME Group, Inc.	1,274	354,529
CoStar Group, Inc. (a)(b)	1,439	136,978
Crown Castle, Inc. (a)	2,583	271,447
Digital Realty Trust, Inc. (a)	1,149	202,730
Equinix, Inc. (a)	403	316,424
Equity Residential (a)	1,733	109,526
Extra Space Storage, Inc. (a)	654	87,871
Fifth Third Bancorp	2,109	87,671
First Citizens BancShares, Inc. - Class A	33	65,827
Goldman Sachs Group, Inc.	1,395	1,009,408
Hartford Insurance Group, Inc.	956	118,917
Intercontinental Exchange, Inc.	2,253	416,422
Invitation Homes, Inc. (a)	3,129	95,904
Iron Mountain, Inc. (a)	918	89,376
JPMorgan Chase & Company	12,512	3,706,555
M&T Bank Corporation	557	105,106
Markel Group, Inc. (b)	29	58,240
Marsh & McLennan Companies, Inc.	1,997	397,802
Mastercard, Inc. - Class A	3,638	2,060,818
MetLife, Inc.	3,427	260,281
Millrose Properties, Inc.	469	14,065
Morgan Stanley	5,550	790,653
Nasdaq, Inc.	1,674	161,072
NU Holdings, Ltd. - Class A (b)	16,976	207,447
PNC Financial Services Group, Inc.	1,467	279,126
Principal Financial Group, Inc.	701	54,559
Progressive Corporation	2,660	643,826
Prologis, Inc. (a)	3,660	390,815
Prudential Financial, Inc.	1,219	126,264
Public Storage (a)	942	256,167
Realty Income Corporation (a)	2,647	148,576
SBA Communications Corporation (a)	333	74,832
Simon Property Group, Inc. (a)	1,195	195,729
State Street Corporation	986	110,185
T Rowe Price Group, Inc.	685	69,493
Travelers Companies, Inc.	856	222,765
Truist Financial Corporation	5,063	221,304
US Bancorp	5,888	264,724
VICI Properties, Inc. (a)	3,458	112,731
Visa, Inc. - Class A	7,660	2,646,300
Wells Fargo & Company	14,900	1,201,387
Welltower, Inc. (a)	3,059	504,949
Weyerhaeuser Company (a)	2,383	59,694
Willis Towers Watson PLC	326	102,954
		31,384,162

Industrial - 6.1%
3M Company (a)	2,053	306,349
Amcor PLC (a)	7,057	65,983
AMETEK, Inc. (a)	721	133,277
Amphenol Corporation - Class A (a)	4,518	481,212
Ball Corporation (a)	1,221	69,914
Carrier Global Corporation (a)	3,139	215,398
Caterpillar, Inc. (a)	2,147	940,429
CSX Corporation (a)	3,630	129,010
Deere & Company (a)	989	518,602
Dover Corporation (a)	396	71,731
Eaton Corporation PLC (a)	1,668	641,713
Emerson Electric Company (a)	2,077	302,224
Fortive Corporation (a)	1,176	56,366
Garmin, Ltd. (a)	607	132,787
GE Vernova, Inc. (a)	1,015	670,194
General Dynamics Corporation (a)	1,184	368,946
General Electric Company (a)	6,182	1,675,817
Graco, Inc.	432	36,279
HEICO Corporation	362	118,302
Honeywell International, Inc. (a)	2,623	583,224
Howmet Aerospace, Inc. (a)	1,277	229,566
Illinois Tool Works, Inc. (a)	1,440	368,597
Ingersoll Rand, Inc. (a)	1,396	118,144
JB Hunt Transport Services, Inc. (a)	315	45,376
Johnson Controls International PLC (a)	2,541	266,805
Keysight Technologies, Inc. (a)(b)	584	95,723
L3Harris Technologies, Inc. (a)	619	170,114
Lincoln Electric Holdings, Inc.	109	26,542
Lockheed Martin Corporation (a)	885	372,567
Martin Marietta Materials, Inc. (a)	143	82,208
Mettler-Toledo International, Inc. (a)(b)	63	77,722
Norfolk Southern Corporation (a)	359	99,802
Northrop Grumman Corporation (a)	651	375,373
Old Dominion Freight Line, Inc. (a)	304	45,372
Otis Worldwide Corporation (a)	2,365	202,657
Owens Corning	280	39,040
Packaging Corporation of America (a)	390	75,563
Parker-Hannifin Corporation (a)	414	303,007
Ralliant Corporation (a)(b)	391	17,877
Republic Services, Inc. (a)	1,162	268,015
Rockwell Automation, Inc. (a)	360	126,616
RTX Corporation (a)	5,903	930,136
TE Connectivity PLC (a)	1,172	241,139
Teledyne Technologies, Inc. (a)(b)	101	55,653
Trane Technologies PLC (a)	855	374,558
TransDigm Group, Inc. (a)	136	218,751
Union Pacific Corporation (a)	2,386	529,620
United Parcel Service, Inc. - Class B (a)	5,444	469,055
Veralto Corporation (a)	869	91,097
Vulcan Materials Company (a)	402	110,417
Waste Management, Inc. (a)	1,813	415,467
Westinghouse Air Brake Technologies Corporation (a)	580	111,389
Xylem, Inc. (a)	834	120,613
		14,592,338

Technology - 32.0%(c)
Accenture PLC - Class A (a)	2,786	744,141
Adobe, Inc. (a)(b)	2,003	716,453
Advanced Micro Devices, Inc. (a)(b)	7,252	1,278,600
Analog Devices, Inc. (a)	2,010	451,506
Apple, Inc. (a)	67,384	13,986,897
Applied Materials, Inc. (a)	3,719	669,643
Autodesk, Inc. (a)(b)	836	253,400
Broadcom, Inc. (a)	21,035	6,177,979
Broadridge Financial Solutions, Inc.	834	206,423
Cadence Design Systems, Inc. (a)(b)	981	357,643
Cognizant Technology Solutions Corporation - Class A (a)	1,748	125,436
Crowdstrike Holdings, Inc. - Class A (a)(b)	641	291,379
Datadog, Inc. - Class A (a)(b)	861	120,523
Dell Technologies, Inc. - Class C (a)	2,782	369,144
Electronic Arts, Inc. (a)	922	140,596
Fair Isaac Corporation (a)(b)	55	79,020
Fidelity National Information Services, Inc.	2,014	159,932
Fiserv, Inc. (b)	2,284	317,339
Fortinet, Inc. (a)(b)	3,064	306,094
Gartner, Inc. (a)(b)	281	95,161
Hewlett Packard Enterprise Company (a)	4,293	88,822
HP, Inc. (a)	3,388	84,022
Intel Corporation (a)	19,324	382,615
International Business Machines Corporation (a)	4,105	1,039,181
Intuit, Inc. (a)	1,261	990,049
KLA Corporation (a)	1,309	1,150,650
Micron Technology, Inc. (a)	4,226	461,226
Microsoft Corporation (a)	33,115	17,666,853
Monolithic Power Systems, Inc. (a)	112	79,659
MSCI, Inc.	293	164,478
NVIDIA Corporation (a)	111,750	19,876,972
NXP Semiconductors NV (a)	941	201,158
Oracle Corporation (a)	7,175	1,820,800
Palantir Technologies, Inc. - Class A (a)(b)	9,152	1,449,219
Paychex, Inc. (a)	2,044	295,011
QUALCOMM, Inc. (a)	4,976	730,278
Roper Technologies, Inc. (a)	362	199,245
Salesforce, Inc. (a)	4,276	1,104,619
ServiceNow, Inc. (a)(b)	929	876,158
Snowflake, Inc. - Class A (b)	711	158,908
Synopsys, Inc. (a)(b)	679	429,867
Take-Two Interactive Software, Inc. (a)(b)	576	128,292
Texas Instruments, Inc. (a)	4,086	739,811
		76,965,202

Utilities - 1.8%
Ameren Corporation (a)	855	86,466
American Electric Power Company, Inc. (a)	2,824	319,507
American Water Works Company, Inc. (a)	630	88,351
Consolidated Edison, Inc. (a)	2,079	215,177
Constellation Energy Corporation (a)	1,192	414,625
Dominion Energy, Inc. (a)	4,728	276,352
DTE Energy Company (a)	640	88,582
Duke Energy Corporation (a)	2,858	347,647
Edison International (a)	1,228	64,003
Entergy Corporation (a)	1,294	117,016
Eversource Energy (a)	1,139	75,288
Exelon Corporation (a)	5,392	242,317
FirstEnergy Corporation (a)	1,805	77,092
NextEra Energy, Inc. (a)	8,108	576,155
PG&E Corporation (a)	12,272	172,054
PPL Corporation (a)	2,325	82,979
Public Service Enterprise Group, Inc. (a)	1,703	152,912
Sempra (a)	3,336	272,485
Southern Company (a)	4,019	379,715
WEC Energy Group, Inc. (a)	988	107,771
Xcel Energy, Inc. (a)	1,946	142,914
		4,299,408
TOTAL COMMON STOCKS (Cost $175,524,311)		223,558,140

EXCHANGE TRADED FUNDS - 4.8%	Shares	Value
Large Cap Core Equity - 4.8%
BNY Mellon US Large Cap Core Equity ETF	94,067	11,455,480
TOTAL EXCHANGE TRADED FUNDS (Cost $10,652,438)		11,455,480

SHORT-TERM INVESTMENTS - 1.8%	Shares	Value
Money Market Funds - 1.8%
First American Treasury Obligations Fund - Class X, 4.22% (d)	4,223,602	4,223,602
TOTAL SHORT-TERM INVESTMENTS (Cost $4,223,602)		4,223,602

TOTAL INVESTMENTS - 99.7% (Cost $190,400,351)		239,237,222
Other Assets in Excess of Liabilities - 0.3% (e)		740,676
TOTAL NET ASSETS - 100.0%		$239,977,898
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of July 31, 2025 is $158,618,665.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(e)	Includes cash of $4,368 that is pledged as collateral for swap contracts.

Aptus Large Cap Enhanced Yield ETF
Schedule of Total Return Swap Contracts
July 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTEVHT (a)	Goldman Sachs	Receive	EFFR	Termination	01/05/2027	$231,596,209	$627,955
Net Unrealized Appreciation (Depreciation)							$627,955

There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2025.

EFFR - Effective Federal Funds Rate was 4.33% as of July 31, 2025.
(a) The Diversified Equity Volatility Harvesting Series (“RCXTEVHT” or the “Index”) is a rules-based strategy that will add or subtract risk based on proprietary signals. The index generally is made up of Cboe Volatility Index ("VIX"), Nasdaq & S&P Index options, and VIX futures. As of July 31, 2025, the components of the Index are provided below.

The underlying components of the index as of July 31, 2025 are shown below:

Description	Expiration Date	Number of Contracts Purchased/(Sold)	Notional Amount	Concentration % of Exposure
Futures Contracts:
Cboe Volatility Index August 2025	08/20/2025	21,874	$392,785	0.17%
Cboe Volatility Index September 2025	09/17/2025	4,270	84,848	0.04%
Total Futures Contracts			477,633	0.21%
Option Contracts:
Nasdaq-100 Weekly P22325 Index	08/01/2025	(97.25)	(276)	0.00%
Nasdaq-100 Weekly P22500 Index	08/01/2025	(121.51)	(597)	0.00%
Nasdaq-100 Weekly P22690 Index	08/01/2025	(161.41)	(1,632)	0.00%
Nasdaq-100 Weekly P22710 Index	08/01/2025	(484.39)	(5,383)	0.00%
Nasdaq-100 Weekly P22730 Index	08/01/2025	(242.48)	(2,955)	0.00%
S&P 500 Weekly P6170 Index	08/01/2025	(659.50)	(508)	0.00%
S&P 500 Weekly P6175 Index	08/01/2025	(821.27)	(664)	0.00%
S&P 500 Weekly P6215 Index	08/01/2025	(1,095.00)	(1,664)	0.00%
S&P 500 Weekly P6225 Index	08/01/2025	(1,647.25)	(3,067)	0.00%
S&P 500 Weekly P6245 Index	08/01/2025	(3,299.58)	(9,690)	0.00%
Nasdaq-100 Weekly P22300 Index	08/04/2025	(97.03)	(640)	0.00%
Nasdaq-100 Weekly P22500 Index	08/04/2025	(121.06)	(1,468)	0.00%
Nasdaq-100 Weekly P22510 Index	08/04/2025	(242.19)	(3,042)	0.00%
Nasdaq-100 Weekly P22530 Index	08/04/2025	(161.64)	(2,144)	0.00%
S&P 500 Weekly P6140 Index	08/04/2025	(657.02)	(1,059)	0.00%
S&P 500 Weekly P6180 Index	08/04/2025	(1,919.42)	(4,999)	0.00%
S&P 500 Weekly P6190 Index	08/04/2025	(1,649.79)	(4,966)	0.00%
Nasdaq-100 Weekly P22360 Index	08/05/2025	(161.41)	(2,308)	0.00%
Nasdaq-100 Weekly P22400 Index	08/05/2025	(218.08)	(3,490)	0.00%
S&P 500 Weekly P6150 Index	08/05/2025	(1,923.49)	(6,450)	0.00%
S&P 500 Weekly P6155 Index	08/05/2025	(657.00)	(2,326)	0.00%
Nasdaq-100 Weekly P22300 Index	08/06/2025	(218.08)	(3,831)	0.00%
S&P 500 Weekly P6125 Index	08/06/2025	(824.90)	(3,081)	0.00%
S&P 500 Weekly P6130 Index	08/06/2025	(658.90)	(2,584)	0.00%
Nasdaq-100 Weekly P22200 Index	08/07/2025	(96.80)	(1,893)	0.00%
S&P 500 Weekly P6100 Index	08/07/2025	(659.92)	(2,770)	0.00%
Cboe Volatility C19.5 Index	08/20/2025	(7,875.35)	(8,935)	-0.01%
Cboe Volatility C20.5 Index	08/20/2025	(47,670.13)	(46,860)	-0.02%
Cboe Volatility C21.5 Index	08/20/2025	(39,794.78)	(34,595)	-0.02%
Cboe Volatility C22 Index	08/20/2025	(26,151.43)	(21,479)	-0.01%
Cboe Volatility C22.5 Index	08/20/2025	(31,818.04)	(24,802)	-0.01%
Cboe Volatility C23 Index	08/20/2025	(112,074.20)	(82,860)	-0.04%
Cboe Volatility C23.5 Index	08/20/2025	(9,318.92)	(6,529)	0.00%
Cboe Volatility C24 Index	08/20/2025	(44,720.59)	(29,665)	-0.01%
Cboe Volatility C24.5 Index	08/20/2025	(79,922.02)	(50,910)	-0.02%
Cboe Volatility C25 Index	08/20/2025	(57,297.22)	(34,569)	-0.02%
Cboe Volatility C26 Index	08/20/2025	(82,812.06)	(45,712)	-0.02%
Cboe Volatility C27 Index	08/20/2025	(84,100.40)	(42,485)	-0.02%
Cboe Volatility C28 Index	08/20/2025	(18,470.07)	(8,521)	-0.01%
Cboe Volatility C29 Index	08/20/2025	(47,195.30)	(20,129)	-0.01%
Cboe Volatility C30 Index	08/20/2025	(16,423.09)	(6,512)	0.00%
Cboe Volatility C31 Index	08/20/2025	22,252.47	8,181	-0.01%
Cboe Volatility C33 Index	08/20/2025	(2,143.58)	(697)	0.00%
Cboe Volatility C34 Index	08/20/2025	63,936.91	19,597	0.01%
Cboe Volatility C35 Index	08/20/2025	53,370.42	15,353	0.01%
Cboe Volatility C37 Index	08/20/2025	26,871.47	7,112	0.00%
Cboe Volatility C38 Index	08/20/2025	27,956.76	6,915	0.00%
Cboe Volatility C40 Index	08/20/2025	133,033.16	30,287	0.01%
Cboe Volatility C42.5 Index	08/20/2025	152,387.75	31,239	0.01%
Cboe Volatility C45 Index	08/20/2025	61,635.44	11,403	0.01%
Cboe Volatility C47.5 Index	08/20/2025	131,224.67	21,674	0.01%
Cboe Volatility C50 Index	08/20/2025	22,456.36	3,290	0.00%
Cboe Volatility C55 Index	08/20/2025	6,430.75	804	0.00%
Cboe Volatility C60 Index	08/20/2025	6,231.01	613	0.00%
Cboe Volatility C23.5 Index	09/17/2025	(4,429.89)	(7,081)	0.00%
Cboe Volatility C24.5 Index	09/17/2025	(17,185.41)	(25,197)	-0.01%
Cboe Volatility C25 Index	09/17/2025	(7,316.69)	(10,306)	0.00%
Cboe Volatility C26 Index	09/17/2025	(23,444.32)	(30,478)	-0.01%
Cboe Volatility C27 Index	09/17/2025	(3,317.18)	(4,017)	0.00%
Cboe Volatility C28 Index	09/17/2025	(8,444.20)	(3,431)	-0.01%
Cboe Volatility C29 Index	09/17/2025	(22,747.18)	(23,695)	-0.01%
Cboe Volatility C31 Index	09/17/2025	(4,014.32)	(3,656)	0.00%
Cboe Volatility C32 Index	09/17/2025	(2,674.95)	(2,287)	0.00%
Cboe Volatility C45 Index	09/17/2025	13,289.65	5,916	0.00%
Cboe Volatility C47.5 Index	09/17/2025	60,216.67	24,398	0.01%
Cboe Volatility C50 Index	09/17/2025	12,042.96	4,512	0.00%
Cboe Volatility C55 Index	09/17/2025	8,024.86	2,528	0.00%
Total Options Contracts			(455,073)	-0.20%
Cash
Cash			231,573,649	99.99%
Total Underlying Positions			$231,596,209	100.00%

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Aptus Large Cap Enhanced Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$223,558,140	$–	$–	$223,558,140
Exchange Traded Funds	11,455,480	–	–	11,455,480
Money Market Funds	4,223,602	–	–	4,223,602
Total Investments	$239,237,222	$–	$–	$239,237,222

Other Financial Instruments:
Total Return Swaps*	$–	$627,955	$–	$627,955
Total Other Financial Instruments	$–	$627,955	$–	$627,955

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2025.

Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.